Acquisitions of Assets (Details) $ in Thousands, $ in Thousands	Jul. 14, 2023 USD ($)	Jul. 05, 2023 USD ($) shares	Jul. 05, 2023 CAD ($) shares
Acquisitions of Assets [Line Items]
Percentage of acquired		100.00%	100.00%
Consideration transferred amount	$ 450	$ 1,964	$ 2,603
Consideration paid through shares		$ 1,354	$ 1,789
Common shares (in Shares) | shares		820,837	820,837
Acquisition Of Assets In Baie-Comeau [Member]
Acquisitions of Assets [Line Items]
Paid in cash		$ 610	$ 814
Acquisitions of Assets in Paraguay [Member]
Acquisitions of Assets [Line Items]
Percentage of acquired	100.00%
Consideration transferred amount | $	$ 1,095